Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas	The summary of the Company’s total revenue by geographic areas for the fiscal years ended March 31, 2024, 2023, and 2022 was as follows
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Japan domestic market	$57,381,922	$72,190,276	$22,022,276
China market	119,818,459	86,702,023	197,596,778
Other overseas markets	18,480,934	10,832,047	15,133,526
Total revenue	$195,681,315	$169,724,346	$234,752,580

Schedule of Total Revenue by Product Categories	The summary of the Company’s total revenue by product categories for the fiscal years ended March 31, 2024, 2023, and 2022 was as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Beauty products	$50,114,893	$128,781,665	$154,741,555
Health products	4,931,671	18,701,204	19,374,420
Sundry products	6,083,770	11,033,924	50,513,824
Luxury products	90,189,723	-	-
Electronic products	34,901,681	-	-
Other products and services (1)	9,459,577	11,207,553	10,122,781
Total revenue	$195,681,315	$169,724,346	$234,752,580
(1)	Other products and services include primarily food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs.

Schedule of Total Revenue by Distribution Channels	The summary of the Company’s total revenue by distribution channels for the fiscal years ended March 31, 2024, 2023, and 2022 was as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Directly-operated physical stores	$14,951,952	$11,606,180	$12,965,904
Online stores and services	10,705,449	20,700,011	122,150,105
Franchise stores and wholesale customers	170,023,914	137,418,155	99,636,571
Total revenue	$195,681,315	$169,724,346	$234,752,580

Schedule of Currency Exchange Rates used in creating consolidated financial statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	March 31, 2024		March 31, 2023		March 31, 2022
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.00661	¥1=US$0.00692	¥1=US$0.00752	¥1=US$0.00740	¥1=US$0.00821	¥1=US$0.00891
US$ against HK$	HK$1=US$0.12778	HK$1=US$0.12780	HK$1=US$0.12739	HK$1=US$0.12757	HK$1=US$0.12771	HK$1=US$ 0.12846
US$ against RMB	RMB1=US$0.13850	RMB1=US$0.13953	RMB1=US$0.14560	RMB1=US$0.14607	RMB1=US$0.15765	RMB1=US$0.15582
US$ against MYR	MYR1=US$0.21175	MYR1=US$0.21548	MYR1=US$0.22659	MYR1=US$0.22499	-	-
US$ against CAD	CAD1=US$0.73855	CAD1=US$0.74162	-	-	-	-